Non-Controlling Interests - Share of Ownership and Equity Participation in TransAlta Renewables (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	49.99%	49.99%
TransAlta Cogeneration, L.P. | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	49.99%
Kent Hills wind farm | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	17.00%
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	39.90%	39.90%